Deferred Income Tax	12 Months Ended
Dec. 31, 2021
Description of accounting policy for deferred income tax [text block] [Abstract]
DEFERRED INCOME TAX
24	DEFERRED INCOME TAX

As of December 31, deferred income tax is classified by its estimated reversal term as follows:

	2020	2021

Deferred income tax asset:
Reversal expected in the following twelve months	44,780	44,037
Reversal expected after twelve months	217,385	231,039
Total deferred tax asset	262,165	275,076

Deferred income tax liability:
Reversal expected in the following twelve months	(1,261)	1,424
Reversal expected after twelve months	(101,646)	(98,791)
Total deferred tax liability	(102,907)	(97,367)
Deferred income tax asset, net	159,258	177,709

The gross movement of the deferred income tax item is as follows:

	2019	2020	2021

Opening balance	365,263	158,985	159,258
Debit (credit) to income statement (Note 29)	(206,894)	(9,652)	64,021
Discontinued operations	14,469	9,886	(40,686)
Other movements	(13,853)	39	(4,884)
Final balance	158,985	159,258	177,709

The movement in deferred tax assets and liabilities in the year, without considering the offsetting of balances, is as follows:

	Difference in		Work		Borrowing
Deferred income	depreciation	Deferred	in	Tax	costs
tax liabilities	rates	income	process	receivable	capitalized	PPA	Others	Total

At January 1, 2019	81,553	13,574	5,456	32,878	15,716	(1,562)	20,745	168,360
(Debit) credit to P&L	10,109	11,126	33,403	3,312	(780)	11,385	18,821	87,376
Discontinued operations	(172)	(555)	-	-	-	-	-	(727)
At December 31, 2019	91,490	24,145	38,859	36,190	14,936	9,823	39,566	255,009
(Debit) credit to P&L	(1,831)	(8,239)	(16,740)	2,836	172	357	(18,381)	(41,826)
Discontinued operations	(2,734)	-	-	-	-	-	(510)	(3,244)
Reclassification	1,063	-	(4,916)	-	-	(1,263)	2,721	(2,395)
At December 31, 2020	87,988	15,906	17,203	39,026	15,108	8,917	23,396	207,544

(Debit) credit to P&L	(10,668)	(15,906)	30,439	3,028	(2,780)	12,476	(21,417)	(4,828)
Sale of a subsidiary	(3,836)	-	-	-	-	-	(883)	(4,719)
At December 31, 2021	73,484	-	47,642	42,054	12,328	21,393	1,096	197,997

Deferred income tax assets	Provisions	Accelerated tax depreciation	Tax losses	Work in process	Accrual for unpaid vacations	Impairment	IFRS 9	Tax Goodwill	Earning stripping rules	Unpaid Non domicilied expenses	IFRS 16	Others	Total
At January 1, 2019	42,572	921	178,289	34,005	9,782	253,767	-	18,048	-	-	-	(3,761)	533,623
Debit (credit) to P&L	938	7,512	3,024	11,715	1,842	(205,265)	46,804	(4,526)	-	-	-	18,438	(119,518)
Debit (credit) to equity	-	-	-	-	-	-	-	-	-	-	-	(3)	(3)
Discontinued operations	(134)	-	11,319	-	-	-	-	-	-	-	-	2,557	13,742
IFRIC 23 adoption	-	-	(986)	-	-	-	-	-	-	-	-	-	(986)
Others	-	-	-	-	-	-	-	-	-	-	-	(12,864)	(12,864)
At December 31, 2019	43,376	8,433	191,646	45,720	11,624	48,502	46,804	13,522	-	-	-	4,367	413,994
At January 1, 2020	43,376	8,433	191,646	45,720	11,624	48,502	46,804	13,522	-	-	-	4,367	413,994
Debit (credit) to P&L	(36,338)	2,041	(8,767)	(12,298)	1,301	3,257	(10,874)	(4,518)	-	-	-	14,718	(51,478)
Discontinued operations	(1,792)	(1,667)	-	-	115	-	-	-	-	-	-	9,986	6,642
Reclassification	24,340	(1,154)	3,616	(28,630)	-	(507)	10,067	4,989	-	-	-	(15,116)	(2,395)
Others	-	-	-	-	-	-	-	-	-	-	-	39	39
At December 31, 2020	29,586	7,653	186,495	4,792	13,040	51,252	45,997	13,993	-	-	-	13,994	366,802
Debit (credit) to P&L	13,673	8,640	36,258	(4,792)	7,288	(21,834)	5,596	(2,407)	8,372	4,064	4,571	(236)	59,193
Sale of a subsidiary	(2,413)	-	(40,312)	-	(887)	-	-	-	-	-	-	(1,793)	(45,405)
Others	-	-	-	-	-	-	-	-	-	-	-	(4,884)	(4,884)
At December 31, 2021	40,846	16,293	182,441	-	19,441	29,418	51,593	11,586	8,372	4,064	4,571	7,081	375,706

As of December 31, 2021, the total tax loss amounts to S/639 million and is composed as follows:

		Tax loss
		aplication	Application			Statute of
	Tax loss	method	2022	2023	Forward	limitations

Cumbra Peru S.A.	342,268	B	14,000	14,771	313,497	-
Vial y Vives - DSD S.A.	225,094	NA	129,222	-	95,872	-
AENZA S.A.A.	32,092	A	32,092	-	-	2025
Transportadora de Gas Natural Comprimido Andino S.A.C.	15,989	B	82	952	14,955	-
GyM Chile S.p.A.	14,705	NA	-	-	14,705	-
Carretera Andina del Sur S.A.C.	3,704	B	3,704	-	-	-
Consorcio Vial del Sur	3,508	A	3,508	-	-	2025
Incolur DSD	1,537	NA	-	-	1,537	-
Cumbra Ingeniería S.A.	2	A	2	-	-	2025
	638,899		182,610	15,723	440,566

According to Peruvian legislation, there are two ways to compensate for tax losses:

1.	System A, it is allowed to offset the tax loss in future years up to the following four (4) years from the date the loss is incurred. According to Legislative Decree No. 1481 of May 2020, the application term is extended until five (5) years with respect to the tax loss generated in fiscal year 2021.

2.	System B. The tax loss may be offset in future years up to 50% of the net rent of each year. This option does not consider a statute of limitations.